Income taxes - Schedule of movement of deferred tax valuation allowance (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Balance at beginning of the year	¥ 706,478,606	¥ 795,745,498	¥ 606,708,962
Increase	433,166,584	72,777,388	408,704,189
Decrease	(47,420,624)	(162,044,280)	(219,667,653)
Balance at end of the year	¥ 1,092,224,566	¥ 706,478,606	¥ 795,745,498